Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2018
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Accrued Expenses and Other Payables
20.	ACCRUED EXPENSES AND OTHER PAYABLES

			December 31,
	Notes		2017	2018
			RMB	RMB
Amounts due to China Telecom Group	(i	)	1,838	2,171
Amounts due to China Tower			1,374	1,246
Amounts due to other telecommunications operators in the PRC			59	46
Accrued expenses	(ii	)	24,864	33,811
Value-added tax payable			645	484
Customer deposits and receipts in advance			69,915	5,739

			98,695	43,497

Notes:

(i)	Amounts due to China Telecom Group as of December 31, 2017 include the consideration of the Eighth Acquisition amounting to RMB87, which has been fully settled by June 30, 2018.
(ii)

Accrued expenses as of December 31, 2017 include the unpaid portion of consideration of the acquisition of non-controlling interest of a subsidiary of the Group amounting to RMB119, which has been fully settled on January 23, 2018.